Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable	$ 169	$ 484
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	240,000,000	240,000,000
Common Stock, Shares, Issued	102,773,705	102,642,540
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Treasury Stock, Shares	9,089,623	6,441,883